Expense Example - Class R R4 and Class I3 - Transamerica Intermediate Bond	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	66	212	371	833	94	293	509	1,131	43	135	235	530